Related Party Transactions (Details) - Schedule of Related Party Transactions	12 Months Ended
Dec. 31, 2023
Longrich Group and its subsidiaries [Member] | Name of Related Party [Member]
Related Party Transaction [Line Items]
Name of Related Party	Longrich Group and its subsidiaries
Longrich Group and its subsidiaries [Member] | Relationship to the Company [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Controlled by a major shareholder of the Company
Longrich Group and its subsidiaries [Member] | Nature of Transactions [Member]
Related Party Transaction [Line Items]
Nature of Transactions	Purchase and operating leases
Longliqi International (NIG) Limited [Member] | Name of Related Party [Member]
Related Party Transaction [Line Items]
Name of Related Party	Longliqi International (NIG) Limited
Longliqi International (NIG) Limited [Member] | Relationship to the Company [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Controlled by a major shareholder of the Company
Longliqi International (NIG) Limited [Member] | Nature of Transactions [Member]
Related Party Transaction [Line Items]
Nature of Transactions	Sales
Longrich Goalbridge Company Limited [Member] | Name of Related Party [Member]
Related Party Transaction [Line Items]
Name of Related Party	Longrich Goalbridge Company Limited
Longrich Goalbridge Company Limited [Member] | Relationship to the Company [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Controlled by a major shareholder of the Company
Longrich Goalbridge Company Limited [Member] | Nature of Transactions [Member]
Related Party Transaction [Line Items]
Nature of Transactions	Sales
Longrich America Int’l, Inc. [Member] | Name of Related Party [Member]
Related Party Transaction [Line Items]
Name of Related Party	Longrich America Int’l, Inc.
Longrich America Int’l, Inc. [Member] | Relationship to the Company [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Controlled by a major shareholder of the Company
Longrich America Int’l, Inc. [Member] | Nature of Transactions [Member]
Related Party Transaction [Line Items]
Nature of Transactions	Sales
Longrich Bioscience (M) Berhad [Member] | Name of Related Party [Member]
Related Party Transaction [Line Items]
Name of Related Party	Longrich Bioscience (M) Berhad
Longrich Bioscience (M) Berhad [Member] | Relationship to the Company [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Controlled by a major shareholder of the Company
Longrich Bioscience (M) Berhad [Member] | Nature of Transactions [Member]
Related Party Transaction [Line Items]
Nature of Transactions	Sales
Suzhou Colori Cosmetics [Member] | Name of Related Party [Member]
Related Party Transaction [Line Items]
Name of Related Party	Jowell Holdings Limited
Suzhou Colori Cosmetics [Member] | Relationship to the Company [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Controlled by a major shareholder of the Company
Suzhou Colori Cosmetics [Member] | Nature of Transactions [Member]
Related Party Transaction [Line Items]
Nature of Transactions	Operating support